Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowances for doubtful accounts, billing adjustments and merchant losses	$ 4,800	$ 4,000
Computer software, accumulated amortization	757,394	680,582
Intangible assets, accumulated amortization	420,607	257,096
Property and equipment, accumulated depreciation and amortization	$ 480,690	$ 457,328
Common stock, par value	$ 0.10	$ 0.10
Common stock, authorized	600,000	600,000
Common stock, issued	202,765	202,769
Common stock, outstanding	183,451	182,781
Treasury stock, shares	19,314	19,988
Contract Acquisition Costs
Intangible assets, accumulated amortization	$ 309,700	$ 287,900